THE ADVISORS’ INNER CIRCLE FUND

Edgewood Growth Fund (the "Fund")

(Institutional Shares Ticker Symbol: EGFIX)

(Retail Shares Ticker Symbol: EGFFX)

(Service Shares Ticker Symbol: EGFSX)

Supplement dated July 1, 2026 to:

•	The Fund's Prospectus dated January 28, 2026, as supplemented (the "Prospectus");
•	The Fund's Institutional Shares Summary Prospectus dated January 28, 2026 (the "Institutional Summary Prospectus"); and
•	The Fund's Retail Shares Summary Prospectus dated January 28, 2026 (the "Retail Summary Prospectus" and, together with the Institutional Summary Prospectus, the "Summary Prospectuses").

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus (collectively, the "Prospectuses") and should be read in conjunction with the Prospectuses.

The Board of Trustees of The Advisors' Inner Circle Fund has approved reductions in the Fund's management fee and maximum annual operating expense limits from 1.00% to 0.85%. Accordingly, effective immediately, the Prospectuses are hereby amended and supplemented as follows:

Institutional Shares

1.)	For the Fund's Institutional Shares, the "Annual Fund Operating Expenses" table and the "Example" in the "Fees and Expenses of the Fund" section of the Prospectus and the Institutional Summary Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees[1]	0.85%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.87%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.85%

[1]	Management Fees have been restated to reflect current fees.

[2]	Edgewood Management LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.85% of the average daily net assets of the Fund's Institutional Shares until January 31, 2027 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on January 31, 2027, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$87	$276	$480	$1,071

Retail Shares

2.)	For the Fund's Retail Shares, the "Annual Fund Operating Expenses" table and the "Example" in the "Fees and Expenses of the Fund" section of the Prospectus and the Retail Summary Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Retail Shares
Management Fees[1]	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Shareholder Servicing Fees	0.15%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	1.27%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.25%

[1]	Management Fees have been restated to reflect current fees.
[2]	Edgewood Management LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Distribution and/or Service (12b-1) Fees, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.85% of the average daily net assets of the Fund's Retail Shares until January 31, 2027 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on January 31, 2027, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Shares	$127	$401	$695	$1,532

Service Shares

3.)	For the Fund's Service Shares, the "Annual Fund Operating Expenses" table and the "Example" in the "Fees and Expenses of the Fund" section of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Shares
Management Fees[1]	0.85%
Other Expenses	0.27%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	1.12%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.10%

[1]	Management Fees have been restated to reflect current fees.
[2]	Edgewood Management LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.85% of the average daily net assets of the Fund's Service Shares until January 31, 2027 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on January 31, 2027, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$112	$354	$615	$1,362

4.)	The third sentence of the second paragraph of the "More Information about the Investment Adviser" section of the Prospectus is replaced with the following:

For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid twice monthly, at an annual rate of 0.85% based on the average daily net assets of the Fund.

5.)	The first sentence of the third paragraph of the "More Information about the Investment Adviser" section of the Prospectus is replaced with the following:

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs relating to the securities that are purchased and sold by the Fund, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.85% of the average daily net assets of each of the Fund's share classes until January 31, 2027 (the "contractual expense limit").

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EMC-SK-014-0100

THE ADVISORS' INNER CIRCLE FUND

Edgewood Growth Fund (the "Fund")

(Institutional Shares Ticker Symbol: EGFIX)

(Retail Shares Ticker Symbol: EGFFX)

(Service Shares Ticker Symbol: EGFSX)

Supplement dated July 1, 2026 to the Fund's Statement of Additional Information

dated January 28, 2026, as supplemented (the "SAI").

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees of The Advisors' Inner Circle Fund has approved reductions in the Fund's management fee and maximum annual operating expense limits from 1.00% to 0.85%. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.)	The first two sentences of the "Advisory Fees Paid to the Adviser" section of the SAI are replaced with the following:

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid twice monthly, at an annual rate of 0.85% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs relating to the securities that are purchased and sold by the Fund, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.85% of the average daily net assets of each of the Fund's share classes until January 31, 2027 (the "contractual expense limit").

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EMC-SK-015-0100